PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property and equipment

	As of December 31,
	2024	2025
	RMB	RMB
Furniture	399,918,776	516,646,489
Machinery and equipment	232,110,473	274,038,907
Building	152,378,097	154,577,570
Office and electronic equipment	34,892,580	34,408,262
Leasehold improvement	10,878,525	11,524,486
Motor vehicles	3,775,545	4,451,537
Property, plant and equipment	833,953,996	995,647,251

Less: Accumulated depreciation	(513,940,364)	(575,474,216)

Property, plant and equipment, net	320,013,632	420,173,035

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	26,811,275	32,342,412	38,373,759
Selling and marketing expenses	107,996,726	78,589,848	62,465,700
Research and development expenses	3,641,514	3,847,241	3,982,199
General and administrative expenses	9,057,825	7,101,034	5,871,696

Total depreciation expense	147,507,340	121,880,535	110,693,354